Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 140,038	$ 111,006	$ 175,041
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	83,968	84,645	84,877
Effect of dilutive securities:
Stock options	211	184	224
Restricted stock units	551	401	347
Weighted average number of shares used in diluted earnings per share	84,730	85,230	85,448
Earnings per share, Other disclosures
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.67	$ 1.31	$ 2.06
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.65	$ 1.30	$ 2.05
Dividend payable date	Jun. 25, 2013
Dividend date of record	Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid	$ 5.75
Series A Common and Common Shares, dividends paid	$ 482,270
Stock Options
Earnings per share, Other disclosures
Antidilutive securities	2,010	2,123	1,591
Restricted Stock Units
Earnings per share, Other disclosures
Antidilutive securities	190	369	250